Segment and Geographic Data, Selected Information by Product Line (Details) - Net Sales [Member] - Product Concentration Risk [Member]	12 Months Ended
	Sep. 28, 2024	Sep. 30, 2023
Consumer Packaging International [Member]
Selected Information by Product Line [Abstract]
Concentration risk percentage	100.00%	100.00%
Consumer Packaging International [Member] | Packaging [Member]
Selected Information by Product Line [Abstract]
Concentration risk percentage	79.00%	76.00%
Consumer Packaging International [Member] | Non-packaging [Member]
Selected Information by Product Line [Abstract]
Concentration risk percentage	21.00%	24.00%
Consumer Packaging North America [Member]
Selected Information by Product Line [Abstract]
Concentration risk percentage	100.00%	100.00%
Consumer Packaging North America [Member] | Containers & Food Service [Member]
Selected Information by Product Line [Abstract]
Concentration risk percentage	66.00%	66.00%
Consumer Packaging North America [Member] | Closures, Bottles & Specialties [Member]
Selected Information by Product Line [Abstract]
Concentration risk percentage	34.00%	34.00%
Flexibles [Member]
Selected Information by Product Line [Abstract]
Concentration risk percentage	100.00%	100.00%
Flexibles [Member] | Core Films [Member]
Selected Information by Product Line [Abstract]
Concentration risk percentage	53.00%	54.00%
Flexibles [Member] | Retail & Industrial [Member]
Selected Information by Product Line [Abstract]
Concentration risk percentage	47.00%	46.00%